Shareholders' equity - Authorized capital (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Aug. 27, 2020 item
Authorized capital 2020/I
Shareholders' equity
Minimum number of occasions to increase share capital | item		1
Maximum increase in authorised capital	€ 35,000
Authorized capital 2020/II
Shareholders' equity
Maximum increase in authorised capital	€ 25,000
Maximum increase in capital (as a percent)	10.00%